CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Shareholders Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at beginnig, Value at Mar. 31, 2020	$ 17,145	$ 1,563,472	$ (214,247)	$ 113,440			$ 1,479,810
Balance at beginnig, Shares at Mar. 31, 2020	171,450,000
Effect of the one-for-ten reverse stock split, shares	(154,305,000)
Issuance of shares through private placement	$ 50	49,950					50,000
Issuance of shares through private placement, Shares	50,000
Cancellation of shares, shares	(50,000)
Cancellation of shares	$ (50)	(49,950)					(50,000)
Net loss			(28,022)				(28,022)
Foreign currency translation adjustment				48,705			48,705
Balance at ending, Value at Mar. 31, 2021	$ 17,145	1,563,472	(242,269)	162,145	$ 1,500,493		1,500,493
Balance at ending, shares at Mar. 31, 2021	17,145,000
Issuance of shares through private placement	$ 130	233,870			234,000		234,000
Issuance of shares through private placement, Shares	130,000
Grant of stock options		318,137			318,137		318,137
Exercise of stock options	$ 272	(272)
Exercise of stock options , shares	272,118
Net loss			(1,125,565)		(1,125,565)		(1,125,565)
Foreign currency translation adjustment				14,335	14,335		14,335
Balance at ending, Value at Mar. 31, 2022	$ 17,547	2,115,207	(1,367,834)	176,480	941,400		941,400
Balance at ending, shares at Mar. 31, 2022	17,547,118
Non-controlling interest contribution						68,845	68,845
Issuance of shares through private placement	$ 133	533,368			533,501		533,501
Issuance of shares through private placement, Shares	132,500
Grant of stock options		54,506			54,506		54,506
Net loss			(2,149,257)		(2,149,257)	(54,869)	(2,204,126)
Foreign currency translation adjustment				(79,029)	(79,029)	2,649	(76,380)
Balance at ending, Value at Mar. 31, 2023	$ 17,680	2,703,081	(3,517,091)	97,451	(698,879)	16,625	(682,254)
Balance at ending, shares at Mar. 31, 2023	17,679,618
Issuance of shares through private placement	$ 30	110,350			110,380		110,380
Issuance of shares through private placement, Shares	30,100
Net loss			302,210		302,210	(30,341)	271,869
Foreign currency translation adjustment				81,740	81,740	(529)	81,211
Balance at ending, Value at Mar. 31, 2024	$ 17,710	$ 2,813,431	$ (3,214,881)	$ 179,191	$ (204,549)	$ (14,245)	$ (218,794)
Balance at ending, shares at Mar. 31, 2024	17,709,718